STOCKHOLDERS EQUITY (Narrative) (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2017 USD ($) mo $ / shares shares	Mar. 31, 2017 USD ($) mo $ / shares shares
Stockholders Equity 1		100,000,000
Stockholders Equity 2		10
Stockholders Equity 3		0.2
Stockholders Equity 4		20,000,000
Stockholders Equity 5		10,000,000
Stockholders Equity 6 | $ / shares		$ 0.001
Stockholders Equity 7 | $		$ 20,000
Stockholders Equity 8		100,000,000
Stockholders Equity 9 | $ / shares		$ 0.001
Stockholders Equity 10		20,000,000
Stockholders Equity 11		0.2
Stockholders Equity 12		10
Stockholders Equity 13		10
Stockholders Equity 14		0.2
Stockholders Equity 15		3,000,000
Stockholders Equity 16 | $		$ 15,000,000
Stockholders Equity 17 | mo		12
Stockholders Equity 18		3,000,000
Stockholders Equity 19		1,500,000
Stockholders Equity 20		1,125,000,000
Stockholders Equity 21 | $		$ 0.001
Stockholders Equity 22		15
Stockholders Equity 23		1
Stockholders Equity 24 | $		$ 0.001
Stockholders Equity 25		109,500,000
Stockholders Equity 26		43,000,000
Stockholders Equity 27		100.00%
Stockholders Equity 28		88
Stockholders Equity 29		75,000,000
Stockholders Equity 30		1,125,000,000
Stockholders Equity 31 | $ / shares		$ 0.001
Stockholders Equity 32		22,500,000
Stockholders Equity 33 | $ / shares		$ 0.001
Stockholders Equity 34		22,500,000
Stockholders Equity 35		200,000,000
Stockholders Equity 36		20,776,000
Stockholders Equity 37		61.00%
Stockholders Equity 38 | $		$ 260,000
Stockholders Equity 39 | $		$ 260,000
Stockholders Equity 40		10.00%
Stockholders Equity 41 | $ / shares		$ 1.00
Stockholders Equity 42		163,202
Stockholders Equity 43 | $ / shares		$ 1.98
Stockholders Equity 44		425,000
Stockholders Equity 45 | $ / shares		$ 1.00
Stockholders Equity 46 | $		$ 425,000
Stockholders Equity 47		1,645,000
Stockholders Equity 48		2,177,860
Stockholders Equity 49		1,933
Stockholders Equity 50		251,200
Stockholders Equity 51		379,125
Stockholders Equity 52		1,933
Stockholders Equity 53		20,000
Stockholders Equity 54 | $		$ 250,000
Stockholders Equity 55 | $ / shares		$ 3.95
Stockholders Equity 56		20,000
Stockholders Equity 57 | $		$ 240,000
Stockholders Equity 58 | $ / shares		$ 5.75
Stockholders Equity 59		10,000
Stockholders Equity 60 | $		$ 62,000
Stockholders Equity 61 | $ / shares		$ 4.25
Stockholders Equity 62 | $		$ 89,100
Stockholders Equity 63		270,000
Stockholders Equity 64 | $		$ 310,000
Stockholders Equity 65		88,563
Stockholders Equity 66		551,246
Stockholders Equity 67		551,246
Stockholders Equity 68		163,202
Stockholders Equity 69		163,202
Stockholders Equity 70		210,000
Stockholders Equity 71		25,716
Stockholders Equity 1	100,000,000
Stockholders Equity 2	10
Stockholders Equity 3	0.2
Stockholders Equity 4	20,000,000
Stockholders Equity 5	10,000,000
Stockholders Equity 6 | $ / shares	$ 0.001
Stockholders Equity 7 | $	$ 20,000
Stockholders Equity 8	100,000,000
Stockholders Equity 9 | $ / shares	$ 0.001
Stockholders Equity 10	20,000,000
Stockholders Equity 11	0.2
Stockholders Equity 12	10
Stockholders Equity 13	2.2
Stockholders Equity 14	10
Stockholders Equity 15	0.2
Stockholders Equity 16	3,000,000
Stockholders Equity 17 | $	$ 15,000,000
Stockholders Equity 18 | mo	12
Stockholders Equity 19	3,000,000
Stockholders Equity 20	1,500,000
Stockholders Equity 21	3,000,000
Stockholders Equity 22 | $	$ 40,000,000
Stockholders Equity 23 | mo	12
Stockholders Equity 24	3,000,000
Stockholders Equity 25	1,125,000,000
Stockholders Equity 26 | $	$ 0.001
Stockholders Equity 27	15
Stockholders Equity 28	1
Stockholders Equity 29 | $	$ 0.001
Stockholders Equity 30	109,500,000
Stockholders Equity 31	43,000,000
Stockholders Equity 32	100.00%
Stockholders Equity 33	88
Stockholders Equity 34	75,000,000
Stockholders Equity 35	1,125,000,000
Stockholders Equity 36 | $ / shares	$ 0.001
Stockholders Equity 37	22,500,000
Stockholders Equity 38 | $ / shares	$ 0.001
Stockholders Equity 39	22,500,000
Stockholders Equity 40	200,000,000
Stockholders Equity 41	20,776,000
Stockholders Equity 42	61.00%
Stockholders Equity 43	610,000
Stockholders Equity 44	560,000